Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities

Other financial liabilities comprise the following at December 31:

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	4,549	62,464	67,013	29,094	34,802	63,896
Derivative financial instruments	—	—	—		—	—
Total	4,549	62,464	67,013	29,094	34,802	63,896